Pension and Postretirement Benefit Plans and Defined Contribution Plans - Expected Future Cash Flow Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contributions in next fiscal year	$ 0
Expected benefit payments:
2013	1,115
2014	782
2015	796
2016	812
2017	856
2018-2022	4,595
U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contributions in next fiscal year	162
Expected benefit payments:
2013	162
2014	137
2015	116
2016	111
2017	114
2018-2022	561
International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contributions in next fiscal year	343
Expected benefit payments:
2013	444
2014	400
2015	417
2016	430
2017	442
2018-2022	2,396
Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contributions in next fiscal year	257
Expected benefit payments:
2013	295
2014	306
2015	313
2016	321
2017	329
2018-2022	$ 1,748